Capital structure, Reserves (Details) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Equity compensation reserve [Abstract]
Share based payment expensed/capitalised	$ 3,300	$ 2,516	$ 1,233
Fair value of unlisted options exercised	(7,900)		(578)
Foreign currency translation reserve [Abstract]
Foreign currency translation differences for foreign operations	12,836	(8,040)	(175)
Total reserves	13,892	3,732	9,837
Equity Compensation Reserve [Member]
Equity compensation reserve [Abstract]
Balance at the beginning of period	10,381	8,446	8,711
Share based payment expensed/capitalised	3,300	2,516	1,233
Fair value of unlisted options exercised	(4,616)	0	(1,076)
Fair value of performance rights vested	(1,360)	(581)	(422)
Balance at the end of the financial period	7,705	10,381	8,446
Foreign Currency Translation Reserve [Member]
Foreign currency translation reserve [Abstract]
Balance at the beginning of period	(6,649)	1,391	1,566
Foreign currency translation differences for foreign operations	12,836	(8,040)	(175)
Balance at the end of the financial period	$ 6,187	$ (6,649)	$ 1,391